Goodwill Impairment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Sep. 30, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Jan. 01, 2019	Mar. 30, 2018
Goodwill
Impairment			$ 66,220	$ 116,877
Goodwill	$ 1,110,456		1,110,456	1,170,530	$ 1,287,212
Liquids
Goodwill
Impairment	66,200	$ 116,900	66,220	116,877
Goodwill	103,421		103,421	149,169	266,046
Water solutions
Goodwill
Impairment						$ 380,200
Goodwill	$ 410,139		$ 410,139	$ 424,465	424,270
Adjustment to initial impairment estimate					$ 124,700
Sawtooth
Goodwill
Goodwill, impairment test, assumed per year increase in commodity prices		2.00%
Goodwill, impairment test, assumed per year increase in rental fees		4.00%					7.00%
Goodwill, impairment test, discount rate		12.00%					13.10%	12.40%
Reporting unit, percentage of fair value below carrying amount		32.00%					35.20%
Goodwill		$ 66,200
Reporting unit, percentage of fair value in excess of carrying amount								2.00%